VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (14.4%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	$420,756
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	368,493
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	509,080
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	237,407
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	162,278
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	157,116
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2030	150,000	171,474
State Board of Higher Education of the State of North Dakota 5.000% 10/01/2036 Callable @ 100.000 10/01/2030	310,000	340,241
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	169,826
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	348,492
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	625,000	621,706
		3,506,869
General Obligation (27.7%)
City of Bismarck ND 5.000% 05/01/2024	1,000,000	1,017,040
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	411,204
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	472,294
City of Grand Forks ND 5.000% 12/01/2024	415,000	428,434
City of Grand Forks ND 5.000% 12/01/2025	215,000	227,762
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	246,730
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	340,037
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	150,000	132,535
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	460,405
Mandan Public School District No 1 3.125% 08/01/2024	200,000	200,414
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	984,260
Minot Public School District No 1 5.000% 08/01/2026	500,000	537,980
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	208,970
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	400,280
West Fargo Park District 3.000% 05/01/2029	275,000	282,782
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	200,014
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	230,028
		6,781,169
Health Care (15.1%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	205,979
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	218,205
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	486,300
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	602,194
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,283,808
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	211,952
City of Grand Forks ND 5.125% 12/01/2025	250,000	250,203
City of Grand Forks ND 4.750% 12/01/2027 Callable @ 100.000 12/01/2026	350,000	349,675
City of Langdon ND 6.200% 01/01/2025	70,000	69,819
		3,678,135
Housing (8.3%)
North Dakota Housing Finance Agency 2.150% 07/01/2024	530,000	526,375
North Dakota Housing Finance Agency 2.500% 01/01/2026	340,000	332,102
North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	280,000	270,729
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	110,000	110,958
North Dakota Housing Finance Agency 3.750% 07/01/2038	250,000	247,420
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	185,000	157,126
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	165,000	133,224
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	259,782
		2,037,716
Other Revenue (27.6%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	251,388
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	475,635
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	267,055
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	506,710
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	349,026
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	480,825
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	507,360
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,065,050
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	250,192
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	435,270
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	424,913
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	431,500
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,197
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	400,580
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	269,431
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	137,188
City of West Fargo ND 4.000% 12/01/2033 Callable @ 100.000 12/01/2029	240,000	255,211
		6,747,531
Utilities (4.2%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	245,459
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	401,604
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	159,457
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	225,625
		1,032,145

TOTAL MUNICIPAL BONDS (COST: $25,216,003)		$23,783,565

SHORT-TERM INVESTMENTS (0.1%)
(a) Morgan Stanley Inst'l Liquidity Fund, 4.99%	34,394	34,394
TOTAL SHORT-TERM INVESTMENTS (Cost $34,394)		$34,394

TOTAL INVESTMENTS (Cost $25,250,397) (97.4%)		23,817,959

OTHER ASSETS LESS LIABILITIES (2.6%)		$636,365

NET ASSETS (100.0%)		$24,454,324

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of April 30, 2023

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for North Dakota
Investments at cost	$25,250,397
Unrealized appreciation	112,874
Unrealized depreciation	(1,545,312)
Net unrealized appreciation (depreciation)*	($1,432,438)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2023:

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$23,783,565	$0	$23,783,565
Short-Term Investments	34,394	0	0	34,394
Total	$34,394	$23,783,565	$0	$23,817,959